Other Liabilities	12 Months Ended
Dec. 31, 2021
Disclosure of Other Liabilities [Abstract]
OTHER LIABILITIES

NOTE 22

OTHER LIABILITIES

The other liabilities line item is as follows:

	As of December 31,
	2021 MCh$	2020 MCh$
Accounts and notes payable	259,138	227,518
Income received in advance	798	828
Macro-hedge valuation adjustment (1)	68,524	51,089
Guarantees received (margin accounts) (2)	857,679	624,205
Notes payable through brokerage and simultaneous transactions	47,921	12,504
Other payable obligations	286,449	139,622
Withholding VAT	21,909	14,129
Accounts payable insurance companies	12,558	13,911
Other liabilities	51,650	82,047
Total	1,606,626	1,165,853

(1)	Valuation balances of net assets and liabilities at market value subject to macro-hedging.
(2)	Guarantee deposits (margin accounts) correspond to collateral associated to derivative financial contracts to mitigate the counterparty credit risk and are mainly established in cash. These guarantees operate when mark to market of derivative financial instruments exceed the levels of threshold agreed in the contracts, which could result in the Bank delivering or receiving collateral.